Income Taxes	12 Months Ended
Mar. 31, 2024
Income taxes [Abstract]
Income Taxes	Income Taxes

Accounting Policy

Tax expense recognized in profit or loss comprises the sum of current and deferred taxes not recognized in other comprehensive (loss) income or equity.

Current tax assets and liabilities

Current tax assets and/or liabilities comprise those claims from, or obligations to, fiscal authorities relating to the current or prior reporting periods that are unpaid at the reporting date. Current tax is payable on taxable profit, which differs from profit or loss in the financial statements. Calculation of current tax is based on tax rates and tax laws that have been enacted or substantively enacted at the end of the reporting period. Current tax assets arise when the amount paid for taxes exceeds the amount due for the current and prior periods.

Deferred tax assets and liabilities

Deferred taxes are calculated using the liability method on temporary differences between the carrying amounts of assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are calculated, without discounting, at tax rates that are expected to apply to their respective periods of realization, provided they are enacted or substantively enacted at the end of the reporting period. Deferred tax liabilities are always provided for in full.

Deferred tax assets are recognized to the extent that it is probable that they will be able to be utilized against future taxable income. Deferred tax assets and liabilities are offset only when the Company has a right and intention to offset current tax assets and liabilities from the same taxation authority.

Changes in deferred tax assets or liabilities are recognized as a component of tax income or expense in profit or loss, except where they relate to items that are recognized in other comprehensive income or equity, in which case the related deferred tax is also recognized in other comprehensive income or equity, respectively.

Significant estimates are required in determining the Company’s provision for income taxes and uncertain tax positions. Some of these estimates are based on interpretations of existing tax laws or regulations. Various internal and external factors may have favorable or unfavorable effects on the Company’s future effective tax rate. These factors include, but are not limited to, changes in tax laws, regulations and/or rates, changing interpretations of existing tax laws or regulations, changes in estimates of prior years’ items, results of tax audits by tax authorities, future levels of research and development spending, changes in estimates related to repatriation of undistributed earnings of foreign subsidiaries, and changes in overall levels of pre-tax earnings. The realization of the Company’s deferred tax assets is primarily dependent on whether the Company is able to generate sufficient capital gains and taxable income prior to expiration of any loss carry forward balance. A valuation allowance is provided when it is more likely than not that a deferred tax asset will not be realized. The assessment of whether or not a valuation allowance is required often requires significant judgment with regard to management’s assessment of the long-range forecast of future taxable income and the evaluation of tax planning initiatives. Adjustments to the deferred tax valuation allowances are made to earnings in the period when such assessments are made.

The Company records tax benefits for all years subject to examination based upon management’s evaluation of the facts, circumstances and information available at the reporting date. There is inherent uncertainty in quantifying income tax positions. The Company has recorded tax benefits for those tax positions where it is more likely than not that a tax benefit will result upon ultimate settlement with a tax authority that has all relevant information. For those income tax positions where it is not more likely than not that a tax benefit will result, no tax benefit has been recognized in the consolidated financial statements.

The net tax provision differs from that expected by applying the combined federal and provincial tax rates of 27.0% (March 31, 2023 – 27.0%) to loss before income tax for the following items:

	March 31, 2024	March 31, 2023
	$	$
Loss before tax	(59,599)	(220,376)
Combined federal and provincial rate	27.0%	27.0%
Expected tax recovery	(16,092)	(59,502)
Change in estimates from prior year	34	(23)
Foreign exchange	368	(2,637)
Non-deductible expenses	3,170	5,715
Non-deductible (non-taxable) portion of capital items	(2,441)	(7,469)
Goodwill and other impairment items	1,674	612
Tax impact on divestitures	953	3,076
Difference in statutory tax rate	1,070	6,655
Effect of change in tax rates	(5,277)	(99)
Changes in deferred tax benefits not recognized	15,987	38,488
Income tax expense (recovery)	(554)	(15,184)

Deferred taxes reflect the tax effects of temporary differences between the carrying amounts of asset and liabilities for financial reporting purposes and their tax values. Movements in deferred tax assets (liabilities) at March 31, 2024 and March 31, 2023 are comprised of the following:

	Balance, March 31, 2023	Recovered through (charged to) earnings	Recovered through (charged to) other comprehensive income	Recovered through (charged to) equity	Balance, March 31, 2024
	$	$	$	$	$
Deferred tax assets
Non-capital losses	31,903	(6,842)	(43)	(1,278)	23,740
Capital losses	142	(86)	—	—	56
Finance costs	118	(54)	—	—	64
Investment tax credit	1,282	(1,282)	—	—	—
Derivatives	26	(26)	—	—	—
Leases	6,529	(287)	(4)	—	6,238
Others	1	(122)	12	—	(109)
Total deferred tax assets	40,001	(8,699)	(35)	(1,278)	29,989

Deferred tax liabilities
Convertible debenture	(3,402)	3,402	—	—	—
Investment in associates	(12)	12	—	—	—
Intangible assets	(12,624)	4,826	56	—	(7,742)
Property, plant and equipment	(16,265)	3,893	(8)	—	(12,380)
Inventory	(5,218)	(491)	—	—	(5,709)
Biological assets	(2,070)	(2,793)	—	—	(4,863)
Others	(1,655)	1,513	—	—	(142)
Total deferred tax liabilities	(41,246)	10,362	48	—	(30,836)

Net deferred tax liabilities	(1,245)	1,663	13	(1,278)	(847)

	Balance, June 30, 2022	(Charged to) / recovered through earnings (restatement)	Recovered through (charged to) earnings	Recovered through (charged to) other comprehensive income	Recovered through (charged to) equity	Balance, March 31, 2023
	$	$	$	$	$	$
Deferred tax assets
Non-capital losses	24,691	839	5,924	965	(516)	31,903
Capital losses	—	—	142	—	—	142
Finance costs	10	133	(25)	—	—	118
Investment tax credit	1,282	—	—	—	—	1,282
Derivatives	26	—	—	—	—	26
Leases	8,718	—	(2,228)	39	—	6,529
Others	5,538	—	(5,537)	—	—	1
Total deferred tax assets	40,265	972	(1,724)	1,004	(516)	40,001

Deferred tax liabilities
Convertible debenture	(11,896)	—	8,494	—	—	(3,402)
Investment in associates	(8)	—	(4)	—	—	(12)
Intangible assets	(10,920)	(1,581)	449	(572)	—	(12,624)
Property, plant and equipment	(4,969)	(15,304)	4,427	(419)	—	(16,265)
Inventory	(11,648)	—	6,441	(11)	—	(5,218)
Biological assets	(3,686)	(407)	2,025	(2)	—	(2,070)
Others	—	49	(1,704)	—	—	(1,655)
Total deferred tax liabilities	(43,127)	(17,243)	20,128	(1,004)	—	(41,246)

Net deferred tax liabilities	(2,862)	(16,271)	18,404	—	(516)	(1,245)

Deferred tax assets (liabilities) as presented in the consolidated statements of financial position:

	March 31, 2024	March 31, 2023
	$	$
Deferred tax assets	15,343	15,500
Deferred tax liabilities	(16,190)	(16,745)
Net deferred tax liabilities	(847)	(1,245)

Deferred tax assets have not been recognized with respect to the following deductible temporary differences:

	March 31, 2024	March 31, 2023
	$	$
Non-capital losses carried forward	1,359,623	1,267,104
Investment in associates	—	1,240
Capital losses	203,843	186,093
Property, plant and equipment	555,376	581,993
Intangible assets	74,068	60,219
Goodwill	29,936	31,728
Marketable securities	22,210	25,075
Investment tax credits	6,696	6,696
Derivatives	11,254	22,164
Capital lease obligations	17,250	15,970
Other	29,143	56,776
	2,309,399	2,255,058

The Company has income tax loss carryforwards of approximately $1,251.2 million (March 31, 2023 – $1,242.6 million) which are predominately from Canada and if unused, will expire between 2024 to 2044.